Selected Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Selected Balance Sheet Components

4. Selected Balance Sheet Components

Deferred Financing Costs

As of September 30, 2024 and December 31, 2023, there were approximately $0.1 million and $0, respectively, of deferred financing costs. These deferred financing costs consist primarily of fees related to the SEPA financing (see Note 1 and Note 11) and are included in other noncurrent assets on the accompanying unaudited condensed consolidated balance sheet.

Accrued Expenses and Other Current Liabilities

As of September 30, 2024 and December 31, 2023, accrued expenses and other current liabilities were comprised of the following (in thousands):

	September 30, 2024	December 31, 2023
Accrued compensation(1)	$1,681	$1,720
Accrued vendor and other expenses	1,382	3,712
Accrued expenses and other current liabilities	$3,063	$5,432

(1)	Includes deferred compensation for certain executives and deferred board and advisory fees for one director (see Note 11).

See Note 11 for additional commitments.

Prepaid Expenses and Other Current Assets

As of September 30, 2024 and December 31, 2023, prepaid expenses and other current assets were comprised of the following (in thousands):

	September 30, 2024	December 31, 2023
Prepaid expenses	$101	$485
Prepaid insurance	7	284
CIRM receivable	—	1,360
Other	216	225
Prepaid expenses and other current assets	$324	$2,354

5. Selected Balance Sheet Components

Deferred financing costs

Prior to the termination of the Edoc proposed merger, the transaction between Calidi and Edoc (as described in Note 1) was treated as a reverse recapitalization and any direct and incremental costs associated with the business combination, including legal and accounting costs were capitalized as deferred financing costs.

On August 11, 2022, Calidi terminated the Edoc Merger Agreement and expensed approximately $1.9 million of deferred financing costs included in general and administrative expenses during the year ended December 31, 2022.

On September 12, 2023, the FLAG Merger was completed as further discussed in Note 3.

The FLAG Merger was treated as a reverse recapitalization and any direct and incremental costs incurred associated with that business combination, including legal and accounting costs, were capitalized as deferred financing costs included in deposits and other noncurrent assets on the consolidated balance sheets.

Through the FLAG Merger closing date, Calidi and FLAG entered into various Promissory Note Agreements (the “Promissory Note”) whereby Calidi advanced $0.7 million to FLAG for transaction costs related to the FLAG Merger. Any advances made to FLAG under the Promissory Note do not bear any interest and are repayable to Calidi upon the earlier of the completion of the FLAG Merger from the proceeds of the Transactions or the winding up and dissolution of FLAG. Upon the close of the FLAG Merger, the advances and all other capitalized deferred financing costs were reclassified against additional paid-in capital.

As of December 31, 2023 and December 31, 2022, there were $0 and $0.3 million, respectively, of deferred financing costs, which include the advances made to FLAG above, included in other noncurrent assets.

Legal settlement liability

In July 2020, Calidi’s former executive and co-founding shareholder (the “Former Executive”), filed a complaint in the San Diego Superior Court (“the Complaint”) against Calidi and AJC Capital, and Calidi’s current CEO and founding shareholder, asserting breach of contract and declaratory relief and breach of contract (and later amended to include a claim for breach of fiduciary duty) and wrongfully terminated the Former Executive under an employment contract resulting in amounts allegedly owed to the Former Executive. Calidi denied those allegations and filed a cross complaint against the Former Executive for securities fraud, breach of contract, and breach of fiduciary duty.

On March 18, 2021, all parties ultimately settled pursuant to the terms of a Settlement and Mutual Release Agreement (“the Settlement Agreement”), in which the parties agreed to release each other from all claims and agreed to confidentiality, non-disparagement and other covenants. According to the principal terms of the Settlement Agreement, the Former Executive agreed to immediately transfer and assign all patents filed by Calidi during the Former Executive’s employment and otherwise fully cooperate with ongoing patent and intellectual property matters and other company matters, including enter into a voting agreement with the majority shareholders. As part of the Settlement Agreement, Calidi also agreed to pay the Former Executive $1.1 million in cash, with $60,000 payable within 30 days of the Settlement Agreement and $20,000 per month on the same day of each month thereafter until paid in full. Furthermore, if Calidi secures at least $10.0 million in equity financing, as defined in the Settlement Agreement, the then entire unpaid settlement liability amount will become due and payable within 21 days of the equity financing.

As of December 31, 2022, approximately $0.6 million, respectively, was included in legal settlement liability on the consolidated balance sheets. Upon the close of the FLAG Merger, the entire amount became due and was subsequently paid to the Former Executive on September 21, 2023. Accordingly, as of December 31, 2023, there was no legal settlement liability outstanding.

Accrued expenses and other current liabilities

As of December 31, 2023 and December 31, 2022, accrued expenses and other current liabilities were comprised of the following (in thousands):

	December 31, 2023	December 31, 2022
Accrued compensation(1)	$1,720	$4,070
Accrued vendor and other expenses	3,712	1,277
Accrued expenses and other current liabilities	$5,432	$5,347

(1)	Includes deferred compensation for certain executives and deferred board and advisory fees for one director (see Note 14).

See Note 14 for additional commitments.

Prepaid expenses and other current assets

As of December 31, 2023 and December 31, 2022, prepaid expenses and other current assets were comprised of the following (in thousands):

	December 31, 2023	December 31, 2022
Prepaid expenses	$485	$88
Prepaid insurance	284	23
CIRM receivable	1,360	—
Other	225	303
Prepaid expenses and other current assets	$2,354	$414